Leases (Details) - Schedule of lease receivable and lease obligation - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Lease Receivable [Member]
Leases (Details) - Schedule of lease receivable and lease obligation [Line Items]
Balance, beginning	$ 182	$ 396
Addition
Interest accrual	4	15
Interest received or paid	(4)	(15)
Principal repayment	(172)	(217)
Foreign exchange impact	(10)	3
Balance, ending		182
Less: current portion
Non-current portion
Lease Obligation [Member]
Leases (Details) - Schedule of lease receivable and lease obligation [Line Items]
Balance, beginning	1,263	1,741
Addition		149
Interest accrual	43	72
Interest received or paid	(43)	(72)
Principal repayment	(597)	(637)
Foreign exchange impact	(83)	10
Balance, ending	583	$ 1,263
Less: current portion	(269)
Non-current portion	$ 314